Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2012
VARIABLE INTEREST ENTITIES [Abstract]
VIEs

	As of December 31, (in thousands)
	2011	2012
Total assets	$314,538	$430,365
Total liabilities	135,325	139,952

	For the Year ended December 31, (in thousands)
	2010	2011	2012
Net revenue	$326,670	$434,018	$613,629
Net income	25,616	50,683	99,276

	For the Year ended December 31, (in thousands)
	2010	2011	2012
Net cash provided by operating activities	$32,394	$56,622	$66,739
Net cash used in investing activities	(3,682)	(80,971)	(43,087)
Net cash used in financing activities	(28,084)	—	(13,106)